SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION

22. SHARE-BASED COMPENSATION

Share options

In November 2005, the Company’s shareholders approved to reserve an aggregate of 19,579,549 ordinary shares for the share incentive plan. Accordingly, the Group granted share options to certain employees and non-employees of the Group to purchase 11,116,500 and 8,445,500 ordinary shares in 2006 and 2007, respectively.

On March 1, 2008, the Company’s Board of Directors approved the “2008 Share Incentive Plan” (the “2008 Plan”). Under the 2008 Plan, the Company may issue share options to purchase up to 40,689,554 ordinary shares, including 19,579,549 ordinary shares previously reserved in 2005, to employees and non-employees of the Group.

On December 17, 2009, the Company’s Board of Directors approved “the 2009 Share Incentive Plan” (the “2009 Plan”). Under the 2009 Plan, the Company may issue nonvested shares and share options to purchase up to 52,324,472 ordinary shares to employees and non-employees of the Group.

On November 25, 2010, the Company’s Board of Directors approved “the 2010 Share Incentive Plan” (the “2010 Plan”). Under the 2010 Plan, the Company may issue share options, restricted shares, share units, and other types of equity incentives to employees and non-employees of the Group subject to the limit as below:

The maximum number of Ordinary Shares that may be delivered pursuant to awards granted to Eligible Persons under this Plan (the “Share Limit”) is equal to the sum of the following:

(1)	7,500,000 Ordinary Shares, plus

(2)	the number of any shares subject to share options granted under the Company’s 2008 Plan and the Company’s 2009 Plan, and outstanding on the date of shareholder approval of the 2010 Plan (the “Shareholder Approval Date”) which expire, or for any reason are cancelled or terminated, after the Shareholder Approval Date without being exercised.

        In addition, the Share Limit shall automatically increase on January 1 of each year during the term of this Plan, commencing from January 1, 2011, by an amount equal to the lesser of (i) two and one-half percent (2.5%) of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year, (ii) 20,000,000 ordinary shares or (iii) such number of ordinary shares as may be established by the Board.

The “2010 Plan” shall terminate at the close of business on the day before the tenth anniversary of the effective date of the plan.

Termination of option

The option may not be exercised until vested. Once vested, the option may be exercised in whole or any part, at any time. However, a vested option must be exercised, if at all, prior to the earlier of: (a) twelve months following the grantee’s termination of service because of death or disability; (b) thirty days or sixty days following the grantee’s last day of active employment or service for any reason other than death or disability; or (c) the tenth anniversary of the grant date; and if not exercised prior thereto shall terminate and no longer be exercisable.

Option exercise

The option shall be exercisable by the delivery of a written notice of exercise on any business day to the secretary of the Company, in the form approved by the Company, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Company.

Options to employees

During the years ended December 31, 2009, 2010 and 2011, the Company granted a total of 22,282,126, 17,702,215, and 10,250,672 share options to employees and directors at an exercise price of $0.50 per share, $0.65 per share and $0.50 to $1.98 per share, respectively.

Options to non-employees

The Company granted 4,468,576, 3,978,000 and 501,125 options to certain non-employees and independent directors for their services in 2009, 2010 and 2011, at an exercise price of $0.50 per share, $0.65 to $1.24 per share and $0.30 to $0.65 per share, respectively.

The options will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 100% immediately on date of grant, or (2) 1/4 on each anniversary from the date of grant or (3) 1/4 on the first anniversary from the date of grant, and the remaining 75% in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Award Date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

The following table summarizes information regarding the share options granted:

Grant date	Options granted	Exercise price per option	Intrinsic value per option at the grant dates
December 15, 2006	11,116,500	$0.3	$—
April 1, 2007	8,445,500	0.3	—
April 1, 2008	11,382,303	0.3	—
December 20, 2008	9,131,962	0.3	—
September 1, 2009	590,000	0.5	—
December 23, 2009	26,160,702	0.5	—
August 1, 2010	16,347,380	0.65	—
September 15, 2010	4,932,835	0.65	0.48
November 19, 2010	400,000	1.24	—
April 29, 2011	492,500	1.98	—
June 27, 2011	9,218,172	1.36	—
June 27, 2011	1,125	0.3	1.06
October 7, 2011	500,000	0.65	—
November 11, 2011	400,000	0.97	—
November 22, 2011	90,000	0.89	—
December 31, 2011	50,000	0.5	0.38

Total	99,258,979

	2009		2010		2011
	Number of options	Weighted average exercise price per option	Number of options	Weighted average exercise price per option	Number of options	Weighted average exercise price per option
Outstanding at beginning of year	40,009,515	$0.3	66,120,217	$0.4	84,974,660	$0.5
Granted	26,750,702	0.5	21,680,215	0.7	10,751,797	1.3
Exercised	(400,000)	0.3	(80,000)	0.4	(12,078,146)	0.3
Forfeited	(240,000)	0.3	(2,745,772)	0.4	(2,948,108)	0.5
Modified(i)	—	—	—	—	(222,500)	2.0

Outstanding at end of year	66,120,217	$0.4	84,974,660	$0.5	80,477,703	$0.6

Vested and expect to vest					76,624,160

(i)	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.

The following table summarizes information with respect to share options outstanding as of December 31, 2011:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2011	Number exercisable	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2011
December 15, 2006	7,595,500	5.00 years	$0.3	$4,367	7,595,500	5.00 years	$0.3	$4,367
April 1, 2007	7,136,500	5.33 years	0.3	4,103	7,136,500	5.33 years	0.3	4,103
April 1, 2008	7,364,000	6.33 years	0.3	4,234	6,950,250	6.33 years	0.3	3,996
December 20, 2008	5,418,750	7.00 years	0.3	3,116	4,454,250	7.00 years	0.3	2,561
September 1, 2009	537,500	7.75 years	0.5	202	297,500	7.75 years	0.5	112
December 23, 2009	21,980,487	8.00 years	0.5	8,243	11,518,956	8.00 years	0.5	4,320
August 1, 2010	14,674,558	8.75 years	0.65	3,302	5,999,992	8.75 years	0.65	1,350
September 15, 2010	4,932,835	8.75 years	0.65	1,110	1,973,134	8.75 years	0.65	444
November 19, 2010	400,000	8.88 years	1.24	—	100,000	8.88 years	1.24	—
April 29, 2011	200,000	9.33 years	1.98	—	—	9.33 years	1.98	—
June 27, 2011	8,902,805	9.49 years	1.36	—	—	9.49 years	1.36	—
October 7, 2011	500,000	9.77 years	0.65	113	500,000	9.77 years	0.65	113
October 28, 2011	294,768	9.82 years	1.36	—	—	9.82 years	1.36	—
November 11, 2011	400,000	9.84 years	0.97	—	—	9.84 years	0.97	—
November 22, 2011	90,000	9.89 years	0.89	—	—	9.89 years	0.89	—
December 31, 2011	50,000	10.00 years	0.50	19	50,000	10.00 years	0.50	19

	80,477,703			$28,809	46,576,082			$21,385

The range of fair value of the options as of their respective grant dates is as follows:

	For the year ended December 31,
	2009	2010	2011
Options	$0.24 – 0.34	$0.36 – 0.76	$0.43 – 1.18

400,000, 80,000 and 12,078,146 share options were exercised in 2009, 2010 and 2011 respectively. Total intrinsic value of options exercised in 2009, 2010 and 2011 was $72, $116 and $12,369 respectively, as the fair value of the options exercised exceeded its exercise price at the date of exercise.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended December 31,
	2009	2010	2011
Risk-free interest rate of return	2.78% – 2.86%	1.94%	1.09% – 1.43%
Expected term	7 –10 years	5.3 – 10 years	5 – 10 years
Volatility	50.4% – 63.3%	57.0% – 61.2%	55.3% – 58.9%
Dividend yield	—	—	—

(1) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3) Expected term

For the options granted to employees, as the Company did not have sufficient historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term and vesting period.

For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5) Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6) Fair value of underlying ordinary shares

Before the IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal by American Appraisal China Limited and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. The determination of fair value of the ordinary shares was also with the assistance of American Appraisal China Limited, an independent third party valuation specialist. After the IPO, the fair value of the ordinary shares is determined as the closing sales price of the shares.

For employee share options, the Group recorded share-based compensation of $1,936, $3,077 and $4,778 during the years ended December 31, 2009, 2010 and 2011, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

For non-employee share options the Group recorded share-based compensation of $328, $999 and $2,015 during the years ended December 31, 2009, 2010 and 2011, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2011, total unrecognized compensation expense relating to unvested share options was $11,207. The amount is expected to be recognized over a weighted average period of 1.75 years using the straight-line method.

Nonvested shares

The Group agreed to grant certain ordinary shares to certain employees of the Group in connection with the acquisition of Kebao in 2006, the acquisition of MDCL in 2009 and the employment of certain other employees. The Group has the right to repurchase these shares for free if the grantees terminate their continuous employment within a period of 24-36 months from the date of grant. The arrangements were considered a share-based compensation arrangement and the shares were treated as nonvested shares.

On April 29, 2011, the Company issued 665,999 nonvested shares to employees under the 2010 Plan.

These shares vest 25% on each anniversary of the grant date over four years.

The following table summarizes information regarding the nonvested shares granted:

	Average nonvested ordinary shares granted	Fair value per nonvested share at the grant dates
Outstanding at January 1, 2009	1,400,733
Granted	180,031	$0.44
Forfeited	—
Vested	(1,155,317)

Outstanding at December 31, 2009	425,447
Modification to certain share-based compensation arrangement(i)	(143,822)
Vested	(281,625)

Outstanding at December 31, 2010 and 2011	—

(i)	At the time of the acquisition of MDCL in March 2009, the Group entered into arrangements with certain selling shareholders in MDCL who became employees whereby such employees were to receive 180,031 shares which vested at the end of a service period of 24 months from the date of the acquisition.

In April 2010, the Group entered into revised agreements with those employees to modify the previous terms of the award. Under the terms of the modification:

•

36,209 shares vested immediately and $8 unrecognized share-based compensation expense was immediately recognized as of the modification date, the 36,209 shares were issued by using treasury shares in 2011;

•

the Group replaced the remaining fixed number of unvested shares with an obligation to issue a variable number of ordinary shares at the end of the 24 month service period. The variable number of shares is to be determined by dividing $68 by the fair value of the ordinary shares upon the vesting date. This resulted in the award being reclassified from an equity award into a liability award under which the fair value of the award is remeasured at each reporting date. As a result, $40 previously recorded share-based compensation within equity was re-classified as a liability on the date of modification and remeasured at each period end by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm. As of December 31, 2010, the share-based compensation liability was carried at $62. In 2011, the shares related to acquisition of MDCL were determined to be 152,863 shares and were issued in August 2011.

The fair value of the nonvested shares was determined at the grant dates by the Group with the assistance of American Appraisal China Limited, an independent valuation firm. The Group recognized $86, $50 and $7 shares based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively, by amortizing the award based on the fair value at the grant date by using straight-line method over the requisite service period.

As of December 31, 2011, total unrecognized compensation expense relating to unvested nonvested shares was nil.

Share Units

Under the 2010 Plan, the Company granted a total of 5,803,607 and 2,353,974 share units to employees and directors, and non-employees during the year ended December 31 2011 respectively.

The share units will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 100% immediately on date of grant, or (2) 1/4 on each anniversary from the date of grant or (3)1/3 on each anniversary from the date of grant or (4) 1/2 on each anniversary from the date of grant or (5) 100% on the first anniversary from the date of grant.

The fair value of these share units is measured on the grant date based on the market price of the share on the grant date. The following table summarizes information regarding the share units granted:

	Number of share units	Weighted average grant date fair value
Outstanding at January 1, 2011	—
Granted	8,157,581	$1.01
Vested	(100,000)	1.54
Forfeited	(130,583)	1.10
Modified	222,500	1.06

Outstanding at December 31, 2011	8,149,498	1.01

Expect to vest at December 31, 2011	7,444,097

The intrinsic value of share units vested for the year ended 31, 2011 was nil.

The Group recorded share-based compensation of $2,159 and $175 during the year ended December 31, 2011 for employee and non-employee share units, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2011, total unrecognized compensation expense relating to unvested share units was $5,444. The amount is expected to be recognized over a weighted average period of 2.36 years using the straight-line method.

Restricted Shares

On April 29, 2011, the Company issued 665,999 restricted shares (nonvested shares) to employees under the 2010 Plan. These shares vest 25% on each anniversary of the grant date over four years. The fair value of these shares is measured on the grant date based on the market price of the stock on the grant date. The following table summarizes information regarding the restricted share granted:

	Number of share	Weighted average grant date fair value
Outstanding at January 1, 2011	—
Granted	665,999	$1.98
Forfeited	—	—
Vested	—	—

Outstanding at December 31, 2011	665,999	1.98

Expect to vest at December 31, 2011	586,079

The Group recorded share-based compensation of $197 during the years ended December 31, 2011 , based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2011, total unrecognized compensation expense relating to unvested restricted shares was $965. The amount is expected to be recognized over a weighted average period of 3.33 years using the straight-line method.

Other share-based compensation arrangements

In April 2010, the Company entered into a performance-based share incentive agreement with certain employees to compensate their performance-based services for the period from year 2007 to 2010.

Pursuant to such agreement, 1,739,130 ordinary shares, valued at $0.54 per share, were issued on April 18, 2010 to compensate these employees’ past services. The ordinary shares were valued by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm.

On June 30, 2010, 2,760,870 ordinary shares, valued at $0.64 per share, were further issued, to compensate these employees’ past services. The ordinary shares were valued by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm.

The total 4,500,000 shares issued were considered as share-based compensations and $2,706, the fair value of the ordinary shares as of the grant dates, were charged into the consolidated statement of operations immediately. In addition, the Group also agreed to issue up to 1,000,000 of the Company’s shares to these employees based on their performance in the year 2010. The Group recognized $640 compensation expenses for the year ended December 31, 2010 relating to this share-based compensation arrangement.

In October 2010, the Group sold 461,000 and 700,000 of the treasury shares at the price of $0.51 and $0.30 per share, respectively, to a former employee. The $861 excess of the fair value of the ordinary shares, which is determined as $1.125 at the selling date by the Company, over the purchase price were treated as share-based compensation expense and reflected in the statements of operations.

In November 2010, the Group agreed to issue 324,849 ordinary shares to a consultant who introduced business to iSoftStone Data and recognized $191 share-based compensation expense for the year ended December 31, 2010. The shares were issued in March 2011.